Transamerica Bond

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.6%
Aerospace & Defense - 1.0%
Boeing Co.
5.81%, 05/01/2050	$ 2,317,000	$ 2,288,401
5.93%, 05/01/2060	3,136,000	3,085,995
6.53%, 05/01/2034	3,612,000	3,995,758
6.86%, 05/01/2054	2,005,000	2,260,819
General Electric Co.
4.30%, 07/29/2030	2,873,000	2,892,553
4.50%, 03/11/2044	3,922,000	3,537,264
5.88%, 01/14/2038	1,446,000	1,561,154
HEICO Corp.
5.35%, 08/01/2033	4,621,000	4,775,895
		24,397,839
Automobile Components - 0.2%
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/2032	1,867,000	1,744,428
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,236,000	2,229,657
		3,974,085
Automobiles - 0.9%
Ford Motor Credit Co. LLC
5.75%, 04/06/2033 (B)	2,768,000	2,793,805
General Motors Co.
6.25%, 10/02/2043	2,887,000	2,945,152
General Motors Financial Co., Inc.
4.60%, 01/08/2031	3,470,000	3,471,103
6.15%, 07/15/2035	2,336,000	2,471,610
Hyundai Capital America
5.40%, 06/23/2032 (A)	6,062,000	6,294,461
Volkswagen Group of America Finance LLC
4.85%, 09/11/2030 (A)	3,524,000	3,553,940
		21,530,071
Banks - 6.5%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (C), 03/14/2028	2,800,000	2,844,707
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (C), 03/11/2032	3,181,000	2,920,277
Fixed until 05/09/2035, 5.46% (C), 05/09/2036	7,396,000	7,651,000
Fixed until 09/15/2028, 5.82% (C), 09/15/2029	8,985,000	9,370,529
Barclays PLC
Fixed until 02/25/2035, 5.79% (C), 02/25/2036	1,516,000	1,579,761
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (C), 09/13/2034 (A)	4,265,000	4,269,359
BNP Paribas SA
Fixed until 11/17/2027 (D), 9.25% (A)(C)	6,095,000	6,509,948
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CaixaBank SA
Fixed until 09/13/2033, 6.84% (C), 09/13/2034 (A)	$ 1,754,000	$ 1,955,230
Canadian Imperial Bank of Commerce
Fixed until 01/13/2030, 5.25% (C), 01/13/2031	3,080,000	3,178,334
Citigroup, Inc.
Fixed until 05/25/2033, 6.17% (C), 05/25/2034	1,849,000	1,957,688
Deutsche Bank AG
Fixed until 12/10/2030, 4.47% (C), 12/10/2031	3,701,000	3,696,884
Fifth Third Bancorp
Fixed until 01/29/2036, 5.14% (C), 01/29/2037	5,636,000	5,597,299
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (C), 03/12/2031	5,295,000	5,372,644
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (C), 10/21/2032	5,960,000	5,385,932
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	3,750,000	3,733,922
Fixed until 02/02/2036, 5.39% (C), 02/02/2041	5,477,000	5,425,931
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	3,791,000	4,500,112
JPMorgan Chase & Co.
Fixed until 01/22/2036, 4.90% (C), 01/22/2037	5,383,000	5,342,042
Fixed until 01/23/2029, 5.01% (C), 01/23/2030	4,857,000	4,980,170
Fixed until 02/05/2036, 5.19% (C), 02/05/2037 (E)	5,047,000	5,026,335
Fixed until 10/23/2028, 6.09% (C), 10/23/2029	1,722,000	1,809,967
M&T Bank Corp.
Fixed until 10/30/2028, 7.41% (C), 10/30/2029	1,872,000	2,029,215
Morgan Stanley
Fixed until 01/30/2036, 5.07% (C), 01/30/2037 (E)	9,486,000	9,441,902
Fixed until 01/18/2036, 5.31% (C), 01/18/2041	2,353,000	2,324,160
Fixed until 04/18/2029, 5.66% (C), 04/18/2030	8,830,000	9,194,915
NatWest Group PLC
Fixed until 03/01/2034, 5.78% (C), 03/01/2035	6,487,000	6,848,790
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (C), 01/25/2041	3,054,000	3,051,164
Fixed until 08/18/2033, 5.94% (C), 08/18/2034	2,000,000	2,137,732
UBS Group AG
Fixed until 09/23/2030, 4.40% (C), 09/23/2031 (A)	3,042,000	3,026,875
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
UBS Group AG (continued)
Fixed until 05/09/2035, 5.58% (C), 05/09/2036 (A)	$ 7,015,000	$ 7,272,165
Fixed until 11/13/2028 (D), 9.25% (A)(C)	3,524,000	3,847,438
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	5,250,000	5,709,964
Wells Fargo & Co.
Fixed until 01/23/2036, 4.96% (C), 01/23/2037	4,979,000	4,938,339
Fixed until 01/24/2030, 5.24% (C), 01/24/2031	4,306,000	4,448,786
		157,379,516
Beverages - 0.4%
Constellation Brands, Inc.
4.95%, 11/01/2035	2,934,000	2,898,905
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	6,397,000	6,254,019
		9,152,924
Biotechnology - 0.8%
Amgen, Inc.
2.80%, 08/15/2041	2,919,000	2,132,460
5.60%, 03/02/2043	2,264,000	2,280,902
CSL Finance PLC
4.63%, 04/27/2042 (A)	4,446,000	4,014,430
Gilead Sciences, Inc.
5.10%, 06/15/2035	4,043,000	4,133,236
Royalty Pharma PLC
2.20%, 09/02/2030	4,009,000	3,646,740
5.20%, 09/25/2035	2,403,000	2,415,510
		18,623,278
Building Products - 0.6%
Amrize Finance U.S. LLC
4.75%, 09/22/2046	1,003,000	889,988
5.40%, 04/07/2035	2,567,000	2,655,112
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	2,260,000	2,329,143
Carlisle Cos., Inc.
5.25%, 09/15/2035	1,546,000	1,574,388
Owens Corning
4.30%, 07/15/2047	3,797,000	3,112,019
Vulcan Materials Co.
5.35%, 12/01/2034	3,112,000	3,216,161
		13,776,811
Capital Markets - 0.3%
Ares Capital Corp.
5.25%, 04/12/2031	3,508,000	3,454,497
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	3,511,000	3,495,109
		6,949,606
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.0%
ASP Unifrax Holdings, Inc.
PIK Rate 1.50%, Cash Rate 5.85%, 09/30/2029 (A)(F)	$ 516,495	$ 41,320
LYB International Finance III LLC
5.13%, 01/15/2031	835,000	839,350
Mosaic Co.
4.05%, 11/15/2027	1,464,000	1,464,806
4.60%, 11/15/2030	2,416,000	2,422,583
Nutrien Ltd.
4.20%, 04/01/2029	3,845,000	3,843,737
OCP SA
6.75%, 05/02/2034 (A)	2,141,000	2,291,174
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)	7,101,000	7,073,366
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	3,687,000	3,721,105
Westlake Corp.
5.55%, 11/15/2035	2,883,000	2,872,497
		24,569,938
Commercial Services & Supplies - 1.4%
ADT Security Corp.
4.13%, 08/01/2029 (A)	5,252,000	5,116,935
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	3,549,000	3,668,195
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	6,758,000	6,904,683
Herc Holdings, Inc.
5.75%, 03/15/2031 (A)	3,900,000	3,927,690
7.00%, 06/15/2030 (A)	4,458,000	4,678,952
Quanta Services, Inc.
2.90%, 10/01/2030	2,166,000	2,030,400
5.25%, 08/09/2034	1,757,000	1,798,629
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,578,000	1,570,773
Veralto Corp.
5.45%, 09/18/2033	2,694,000	2,800,197
Waste Management, Inc.
3.88%, 01/15/2029	2,587,000	2,583,333
		35,079,787
Communications Equipment - 1.0%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,711,000	2,746,605
Orange SA
4.75%, 01/13/2033 (A)	2,495,000	2,489,140
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,994,000	2,859,682
3.88%, 04/15/2030	1,503,000	1,477,244
5.00%, 02/15/2036	5,403,000	5,347,999
Verizon Communications, Inc.
1.75%, 01/20/2031	1,498,000	1,321,458
2.10%, 03/22/2028	2,450,000	2,358,972
4.75%, 01/15/2033	3,591,000	3,591,978
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Vmed O2 U.K. Financing I PLC
4.75%, 07/15/2031 (A)	$ 2,500,000	$ 2,284,394
		24,477,472
Construction & Engineering - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,267,851
6.63%, 09/15/2033 (A)	1,056,000	1,069,486
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,357,764	1,357,281
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	5,297,000	5,467,034
		10,161,652
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	6,064,000	5,326,292
InRetail Consumer
3.25%, 03/22/2028 (A)	3,042,000	2,968,933
Lowe's Cos., Inc.
3.75%, 04/01/2032	5,027,000	4,821,760
		13,116,985
Containers & Packaging - 0.4%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	3,895,000	3,929,315
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	2,309,000	2,352,294
WRKCo, Inc.
3.90%, 06/01/2028	3,383,000	3,371,394
		9,653,003
Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033	1,703,000	1,782,204
Diversified REITs - 0.9%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	4,376,000	4,384,139
Safehold GL Holdings LLC
6.10%, 04/01/2034 (B)	4,090,000	4,347,826
SBA Tower Trust
1.63%, 05/15/2051 (A)	3,250,000	3,188,078
VICI Properties LP
4.95%, 02/15/2030	4,032,000	4,080,985
Weyerhaeuser Co.
4.00%, 04/15/2030	3,472,000	3,420,783
WP Carey, Inc.
5.38%, 06/30/2034	3,127,000	3,217,383
		22,639,194
Electric Utilities - 1.8%
Black Hills Corp.
3.15%, 01/15/2027	2,146,000	2,127,941
4.55%, 01/31/2031	1,854,000	1,852,905
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,930,548	4,032,454
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	$ 6,168,000	$ 5,944,452
5.88%, 01/15/2066	2,500,000	2,438,907
Duke Energy Corp.
4.95%, 09/15/2035	5,622,000	5,572,980
5.00%, 12/08/2027	1,288,000	1,312,925
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,200,000	1,207,805
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	573,041
3.63%, 02/15/2031 (A)	854,000	797,808
6.00%, 02/01/2033 (A)	617,000	628,839
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,244,000	2,028,991
Southern Power Co.
4.25%, 10/01/2030	1,781,000	1,776,443
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	6,115,000	6,054,427
5.35%, 01/31/2036 (A)	4,468,000	4,443,960
6.88%, 04/15/2032 (A)	2,201,000	2,312,679
VoltaGrid LLC
7.38%, 11/01/2030 (A)	1,113,000	1,127,259
		44,233,816
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,674,000	1,743,376
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,680,000	1,689,789
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	2,676,000	2,616,683
Tyco Electronics Group SA
5.00%, 05/09/2035	4,750,000	4,795,558
		10,845,406
Financial Services - 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.75%, 01/15/2033	5,230,000	5,179,347
4.95%, 09/10/2034	2,097,000	2,083,117
Ally Financial, Inc.
Fixed until 05/15/2028, 5.74% (C), 05/15/2029	1,129,000	1,159,281
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	1,598,000	1,577,818
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	5,581,000	5,799,050
Blackstone Reg Finance Co. LLC
4.95%, 02/15/2036	1,836,000	1,815,916
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (C), 09/11/2036	5,581,000	5,503,260
Fixed until 01/30/2036, 5.40% (C), 01/30/2037 (E)	2,626,000	2,621,206
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	6,106,000	6,369,009
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	1,067,000	1,104,701
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Citadel Finance LLC
5.90%, 02/10/2030 (A)	$ 4,657,000	$ 4,767,266
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,937,000	2,896,381
5.70%, 05/20/2027	1,901,000	1,936,149
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	6,194,000	6,441,760
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	3,180,000	3,299,126
UWM Holdings LLC
6.25%, 03/15/2031 (A)	5,243,000	5,209,877
		57,763,264
Food Products - 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,991,270
5.75%, 03/31/2034 (A)(E)	4,509,000	4,434,483
6.25%, 03/15/2033 (A)	561,000	572,838
BAT Capital Corp.
4.63%, 03/22/2033	3,355,000	3,324,272
5.63%, 08/15/2035 (B)	5,675,000	5,893,201
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	5,475,000	5,554,748
Cargill, Inc.
5.13%, 02/11/2035 (A)	3,579,000	3,675,319
Imperial Brands Finance PLC
5.63%, 07/01/2035 (A)	4,775,000	4,883,033
J.M. Smucker Co.
6.50%, 11/15/2043	2,566,000	2,761,763
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	6,061,000	6,151,491
Kroger Co.
5.00%, 09/15/2034	3,165,000	3,167,880
Philip Morris International, Inc.
4.25%, 11/10/2044	4,025,000	3,420,591
4.63%, 10/29/2035	2,234,000	2,181,726
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,899,000	3,206,967
Sysco Corp.
5.40%, 03/23/2035	2,545,000	2,633,424
		56,853,006
Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
5.75%, 12/06/2052 (A)	739,000	744,048
Baxter International, Inc.
5.65%, 12/15/2035	2,891,000	2,915,560
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029	2,774,000	2,830,621
4.95%, 12/15/2035	1,485,000	1,472,888
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,449,959
5.25%, 10/01/2029 (A)	489,000	489,845
		9,902,921
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 1.6%
Centene Corp.
3.38%, 02/15/2030	$ 4,221,000	$ 3,894,006
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	1,927,000	1,816,996
Cigna Group
2.40%, 03/15/2030	2,791,000	2,597,335
5.25%, 01/15/2036	3,989,000	4,044,609
Elevance Health, Inc.
5.70%, 09/15/2055	2,650,000	2,581,588
HCA, Inc.
4.90%, 11/15/2035	4,587,000	4,504,879
6.00%, 04/01/2054	3,003,000	2,979,147
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	1,457,000	1,407,357
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,797,000	1,717,151
4.80%, 10/01/2034	4,308,000	4,253,737
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,510,685
5.50%, 11/15/2032 (A)	4,179,000	4,222,024
UnitedHealth Group, Inc.
5.15%, 07/15/2034	2,890,000	2,948,452
		39,477,966
Health Care REITs - 0.2%
Healthpeak OP LLC
4.75%, 01/15/2033	5,640,000	5,615,245
Hotels, Restaurants & Leisure - 1.2%
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	985,780
Carnival Corp.
5.75%, 08/01/2032 (A)	1,877,000	1,927,724
6.13%, 02/15/2033 (A)	2,588,000	2,662,296
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	4,057,000	3,949,118
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,775,000	2,781,522
Light & Wonder International, Inc.
7.25%, 11/15/2029 (A)	796,000	817,213
Marriott International, Inc.
2.75%, 10/15/2033	2,529,000	2,208,504
MGM Resorts International
4.75%, 10/15/2028	2,761,000	2,755,847
6.13%, 09/15/2029	3,543,000	3,623,798
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036	3,723,000	3,730,781
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,666,000	2,702,769
		28,145,352
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (B)	1,664,000	1,644,748
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Whirlpool Corp.
6.13%, 06/15/2030	$ 1,471,000	$ 1,474,835
		3,119,583
Insurance - 1.8%
American International Group, Inc.
5.45%, 05/07/2035	1,820,000	1,885,863
Asurion LLC & Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	1,548,000	1,617,357
AXA SA
8.60%, 12/15/2030	5,184,000	6,075,065
Brown & Brown, Inc.
5.25%, 06/23/2032	1,245,000	1,270,001
5.55%, 06/23/2035	4,804,000	4,915,147
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (C), 06/24/2046 (G)	6,682,000	6,703,961
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	8,154,000	8,318,704
Corebridge Financial, Inc.
5.75%, 01/15/2034	2,219,000	2,318,127
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,778,000	1,844,196
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (A)	2,200,000	2,299,643
RenaissanceRe Holdings Ltd.
5.80%, 04/01/2035	964,000	1,005,253
RGA Global Funding
5.05%, 12/06/2031 (A)	6,123,000	6,228,828
		44,482,145
Internet & Catalog Retail - 0.6%
AppLovin Corp.
5.50%, 12/01/2034	3,809,000	3,899,646
Expedia Group, Inc.
5.40%, 02/15/2035	4,986,000	5,092,400
Meta Platforms, Inc.
4.20%, 11/15/2030	4,532,000	4,523,858
Uber Technologies, Inc.
4.80%, 09/15/2034	1,767,000	1,757,708
		15,273,612
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	557,834
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	4,856,000	4,752,273
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	4,779,000	4,706,065
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	695,000	686,018
5.13%, 04/15/2029 (A)	584,000	575,543
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029 (A)	$ 2,798,000	$ 2,742,522
		14,020,255
Machinery - 0.5%
Columbus McKinnon Corp.
7.13%, 02/01/2033 (A)	608,000	611,162
Eaton Capital ULC
4.45%, 05/09/2030	1,955,000	1,970,597
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,843,000	5,549,093
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,846,000	2,947,596
		11,078,448
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,926,000	3,091,705
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)(B)	1,392,000	1,377,412
Comcast Corp.
4.15%, 10/15/2028	5,240,000	5,268,051
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,488,641
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,586,670
5.50%, 05/15/2029 (A)	5,224,000	5,152,492
		18,964,971
Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	4,541,000	4,726,013
Glencore Funding LLC
2.63%, 09/23/2031 (A)	4,557,000	4,127,858
Novelis Corp.
3.88%, 08/15/2031 (A)	236,000	215,956
		9,069,827
Mortgage Real Estate Investment Trusts - 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	8,155,000	8,110,362
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	1,665,000	1,711,385
6.50%, 07/01/2030 (A)	3,184,000	3,315,706
		13,137,453
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035 (B)	2,766,000	2,830,678
Oil, Gas & Consumable Fuels - 4.9%
Cheniere Energy Partners LP
4.00%, 03/01/2031	5,421,000	5,278,489
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
4.50%, 10/01/2029	$ 2,900,000	$ 2,911,140
5.95%, 06/30/2033	1,891,000	2,003,498
Crescent Energy Finance LLC
7.75%, 07/31/2029 (A)	2,937,000	2,944,342
Diamondback Energy, Inc.
5.15%, 01/30/2030	4,729,000	4,862,802
Ecopetrol SA
7.75%, 02/01/2032	2,195,000	2,253,931
8.38%, 01/19/2036	2,500,000	2,586,555
Enbridge, Inc.
4.90%, 06/20/2030	1,751,000	1,787,782
5.63%, 04/05/2034	5,168,000	5,381,420
Energy Transfer LP
6.00%, 06/15/2048	4,879,000	4,756,655
EQT Corp.
6.38%, 04/01/2029	1,161,000	1,201,434
Equinor ASA
4.75%, 11/14/2035	6,817,000	6,767,098
Expand Energy Corp.
5.38%, 03/15/2030	1,472,000	1,498,190
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	4,187,000	4,369,813
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,920,000	1,989,589
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	2,014,000	2,060,387
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,934,000	2,001,698
Murphy Oil Corp.
6.00%, 10/01/2032 (B)	2,493,000	2,490,912
NuStar Logistics LP
5.63%, 04/28/2027	3,036,000	3,066,351
6.00%, 06/01/2026	350,000	350,458
ONEOK, Inc.
6.10%, 11/15/2032	4,665,000	4,989,656
Ovintiv, Inc.
6.50%, 08/15/2034	3,903,000	4,201,911
Petroleos Mexicanos
6.50%, 01/23/2029	3,507,000	3,574,685
6.84%, 01/23/2030	2,838,000	2,911,030
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	4,491,000	4,585,318
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	2,709,078	2,847,809
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)(E)	4,874,000	4,796,932
Sunoco LP
5.63%, 03/15/2031 (A)	749,000	753,591
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	2,740,000	2,630,548
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	5,250,000	5,251,059
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036 (A)	$ 3,360,000	$ 3,372,644
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,963,000	5,284,950
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	1,866,000	1,920,678
6.75%, 01/15/2036 (A)	2,210,000	2,316,654
7.50%, 05/01/2033 (A)	2,615,000	2,867,002
Western Midstream Operating LP
6.15%, 04/01/2033	3,673,000	3,881,827
YPF SA
9.50%, 01/17/2031 (A)	1,063,000	1,126,996
		117,875,834
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	2,457,000	2,527,918
Passenger Airlines - 0.5%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,280,361	1,215,898
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	3,923,333	3,952,998
Southwest Airlines Co.
4.38%, 11/15/2028	4,921,000	4,947,380
United Airlines Pass-Through Trust
3.75%, 03/03/2028	975,238	973,003
		11,089,279
Pharmaceuticals - 1.4%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	739,625
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	2,630,470
6.25%, 02/15/2029 (A)	520,000	411,398
7.00%, 01/15/2028 (A)	617,000	557,158
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	2,805,000	2,632,342
5.50%, 07/30/2035 (A)	1,255,000	1,273,725
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	1,539,000	1,503,446
CVS Health Corp.
5.45%, 09/15/2035	4,506,000	4,584,740
6.00%, 06/01/2044	2,984,000	2,991,225
Fixed until 12/10/2029, 7.00% (C), 03/10/2055	4,579,000	4,792,592
Merck & Co., Inc.
5.00%, 05/17/2053	1,472,000	1,345,006
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	1,876,000	1,833,192
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,735,000	2,628,409
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	4,298,000	4,351,173
Viatris, Inc.
2.30%, 06/22/2027	2,254,000	2,194,953
		34,469,454
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.2%
American Homes 4 Rent LP
5.50%, 02/01/2034	$ 5,199,000	$ 5,322,527
Retail REITs - 0.2%
NNN REIT, Inc.
4.60%, 02/15/2031	5,722,000	5,759,522
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	5,567,000	4,787,292
4.95%, 01/15/2036	2,596,000	2,593,405
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	4,081,000	4,218,388
5.90%, 01/25/2033 (A)	3,633,000	3,810,467
Intel Corp.
4.80%, 10/01/2041	3,452,000	3,098,192
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	5,797,000	6,053,273
Microchip Technology, Inc.
5.05%, 03/15/2029	3,599,000	3,682,735
Micron Technology, Inc.
5.30%, 01/15/2031	4,668,000	4,848,311
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	5,235,000	5,295,415
QUALCOMM, Inc.
3.25%, 05/20/2050	1,513,000	1,043,627
		39,431,105
Software - 0.9%
Fair Isaac Corp.
6.00%, 05/15/2033 (A)	1,527,000	1,555,914
Fiserv, Inc.
5.45%, 03/02/2028	3,450,000	3,535,864
Intuit, Inc.
5.50%, 09/15/2053	1,261,000	1,217,054
Oracle Corp.
5.88%, 09/26/2045	2,955,000	2,656,805
5.95%, 09/26/2055	2,963,000	2,612,695
6.90%, 11/09/2052	2,909,000	2,853,650
Roper Technologies, Inc.
4.90%, 10/15/2034	3,267,000	3,243,872
Synopsys, Inc.
5.15%, 04/01/2035	2,408,000	2,440,880
5.70%, 04/01/2055	1,725,000	1,701,186
		21,817,920
Specialized REITs - 0.4%
Extra Space Storage LP
5.40%, 06/15/2035	4,629,000	4,725,874
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	5,152,000	5,150,531
		9,876,405
Transportation Infrastructure - 1.2%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	4,731,000	4,758,509
Canadian Pacific Railway Co.
2.45%, 12/02/2031	7,926,000	7,129,405
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Transportation Infrastructure (continued)
Fedex Freight Holding Co., Inc.
5.25%, 03/15/2036 (A)	$ 2,155,000	$ 2,135,283
GXO Logistics, Inc.
2.65%, 07/15/2031	7,187,000	6,488,447
6.50%, 05/06/2034	2,249,000	2,422,435
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,619,963	2,650,538
United Parcel Service, Inc.
5.25%, 05/14/2035	2,418,000	2,504,950
		28,089,567
Total Corporate Debt Securities (Cost $1,048,284,784)		1,058,337,844
U.S. GOVERNMENT OBLIGATIONS - 22.2%
U.S. Treasury - 21.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	53,929,000	25,746,885
1.38%, 11/15/2040	16,091,000	10,408,866
1.88%, 11/15/2051	9,652,000	5,314,632
2.00%, 02/15/2050	9,425,000	5,509,575
2.25%, 05/15/2041 - 08/15/2046	32,068,000	22,595,453
2.38%, 02/15/2042	32,416,000	23,776,376
2.50%, 02/15/2045 - 05/15/2046	22,103,000	15,495,254
2.75%, 08/15/2042 - 11/15/2047	49,414,000	36,708,837
2.88%, 08/15/2045 - 05/15/2049	16,144,000	11,812,841
3.00%, 08/15/2048	5,566,000	4,107,099
3.25%, 05/15/2042	2,636,000	2,189,836
3.50%, 02/15/2039	24,995,000	22,658,553
3.63%, 05/15/2053	5,009,000	4,032,049
3.88%, 02/15/2043	2,143,000	1,921,250
4.13%, 08/15/2044 - 08/15/2053	11,097,000	10,023,834
4.25%, 05/15/2039 - 08/15/2054	29,714,000	27,481,458
4.50%, 02/15/2044 - 11/15/2054	33,932,000	32,413,062
4.63%, 05/15/2044 - 11/15/2055	47,467,000	45,885,601
4.75%, 11/15/2043 - 05/15/2055	44,299,800	43,853,285
U.S. Treasury Notes
0.63%, 07/31/2026	18,344,000	18,074,572
1.25%, 08/15/2031	12,038,000	10,468,828
1.38%, 11/15/2031	10,570,000	9,189,707
1.63%, 05/15/2031	5,604,000	5,012,734
1.88%, 02/15/2032	14,399,400	12,809,841
2.75%, 08/15/2032	10,657,500	9,900,235
2.88%, 05/15/2032	4,907,000	4,610,855
3.38%, 11/30/2027 - 05/15/2033	16,333,300	16,006,458
3.63%, 08/31/2029	1,350,000	1,347,469
3.63%, 12/31/2030 (B)	7,116,000	7,059,850
3.75%, 12/31/2030 - 08/31/2031	10,316,000	10,256,904
3.88%, 04/30/2030 - 08/15/2034	11,476,000	11,435,508
4.00%, 07/31/2032 - 11/15/2035	8,571,000	8,505,839
4.13%, 02/28/2027 - 11/15/2032	33,999,000	34,321,327
4.25%, 11/15/2034 - 08/15/2035	10,017,200	10,047,965
4.50%, 11/15/2033	2,124,000	2,180,751
		523,163,589
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	$ 11,304,641	$ 8,793,161
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	6,039,848	5,769,211
		14,562,372
Total U.S. Government Obligations (Cost $576,337,152)		537,725,961
ASSET-BACKED SECURITIES - 11.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	274,199	275,840
Accelerated LLC
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	1,180,808	1,108,760
Series 2021-1H, Class D, 3.58%, 10/20/2040 (A)	707,198	656,377
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 6.02% (C), 04/20/2035 (A)	4,400,000	4,403,181
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	759,230	700,467
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	4,255,000	4,357,758
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	6,610,000	6,824,149
Battalion CLO X Ltd.
Series 2016-10A, Class A2R3, 3-Month Term SOFR + 1.75%, 5.42% (C), 01/24/2035 (A)	3,675,000	3,678,164
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (A)	336,674	328,259
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,447,788	1,475,074
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	11,047,600	10,834,512
CARS-DB5 LP
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	4,057,342	3,992,071
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	3,743,333	3,767,687
DataBank Issuer
Series 2026-1A, Class A2, 5.81%, 02/25/2056 (A)(E)	5,200,000	5,203,760
DataBank Issuer LLC
Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	4,727,000	4,717,137
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (C), 10/15/2037 (A)	$ 6,250,000	$ 6,268,094
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,375,000	3,286,603
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	8,500,000	8,611,326
Series 2024-2, Class C, 4.67%, 05/17/2032	5,700,000	5,742,653
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 4.62% (C), 01/17/2033 (A)	2,761,997	2,763,287
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	14,450,000	14,483,982
GSAA Home Equity Trust
Series 2006-1, Class A3, 1-Month Term SOFR + 0.77%, 4.45% (C), 01/25/2036	818,747	329,447
Hertz Vehicle Financing III LLC
Series 2025-6A, Class A, 4.89%, 05/25/2032 (A)	6,630,000	6,684,274
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,890,000	6,778,203
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,071,281	1,094,672
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	468,037	478,364
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	284,287	291,601
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,905,755	1,944,184
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	5,283,890	5,337,184
Series 2024-3A, Class C, 5.71%, 08/27/2040 (A)	3,375,818	3,417,201
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	4,462,890	4,474,865
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	1,054,992	1,074,686
Series 2024-A, Class B, 5.84%, 03/15/2043 (A)	1,212,119	1,235,818
Series 2024-A, Class C, 6.32%, 03/15/2043 (A)	1,351,288	1,378,641
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 5.13% (C), 10/20/2034 (A)	6,500,000	6,512,083
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.94% (C), 04/17/2034 (A)	4,500,000	4,499,937
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	75,680	75,439
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
JGWPT XXIII LLC
Series 2011-1A, Class A, 4.70%, 10/15/2056 (A)	$ 787,982	$ 782,545
KKR CLO 15 Ltd.
Series 15, Class A1R2, 3-Month Term SOFR + 1.10%, 4.77% (C), 01/18/2032 (A)	2,447,443	2,448,018
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	9,400,000	9,539,428
MVW LLC
Series 2019-2A, Class B, 2.44%, 10/20/2038 (A)	192,765	192,499
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	396,486	391,232
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,330,863	1,291,386
Series 2021-1WA, Class C, 1.94%, 01/22/2041 (A)	1,058,560	1,028,485
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,977,711	1,997,499
Series 2023-2A, Class A, 6.18%, 11/20/2040 (A)	1,800,880	1,849,578
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	2,096,872	2,129,530
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	1,484,564	1,487,010
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	4,723,611	4,715,595
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	7,207,482	7,204,255
Octagon 54 Ltd.
Series 2021-1A, Class A1, 3-Month Term SOFR + 1.38%, 5.05% (C), 07/15/2034 (A)	2,750,000	2,756,207
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 5.42% (C), 01/20/2035 (A)	7,250,000	7,235,558
OZLM XIX Ltd.
Series 2017-19A, Class A1RR, 3-Month Term SOFR + 1.35%, 5.02% (C), 01/15/2035 (A)	10,000,000	10,000,000
Pikes Peak CLO 4
Series 2019-4A, Class ARR, 3-Month Term SOFR + 1.21%, 4.88% (C), 07/15/2034 (A)	4,395,000	4,404,300
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,275,000	6,313,849
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	8,500,000	8,438,941
Santander Drive Auto Receivables Trust
Series 2025-1, Class D, 5.43%, 03/17/2031	5,900,000	6,016,277
Series 2025-3, Class C, 4.68%, 09/15/2031	4,165,000	4,194,897
	Principal	Value
ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	$ 5,100,000	$ 5,216,399
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,405,226	1,423,455
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	912,582	935,776
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,859,903	1,922,028
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	764,154	775,028
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,580,906	1,603,103
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	2,376,861	2,394,132
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,954,764	2,968,493
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,949,287	1,959,866
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	848,301	853,854
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	924,107	926,833
Symphony CLO XVIII Ltd.
Series 2016-18A, Class AR4, 3-Month Term SOFR + 1.23%, 4.90% (C), 10/23/2037 (A)	5,000,000	5,007,725
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	8,555,000	8,486,912
Venture 38 CLO Ltd.
Series 2019-38A, Class ARR, 3-Month Term SOFR + 1.00%, 4.67% (C), 07/30/2032 (A)	3,019,367	3,021,468
Venture 43 CLO Ltd.
Series 2021-43A, Class A1R, 3-Month Term SOFR + 1.35%, 5.02% (C), 04/15/2034 (A)	3,000,000	3,002,244
Venture 44 CLO Ltd.
Series 2021-44A, Class A1NR, 3-Month Term SOFR + 1.14%, 4.81% (C), 10/20/2034 (A)	5,400,000	5,404,147
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.37% (C), 07/20/2032 (A)	5,000,000	5,002,710
Westlake Automobile Receivables Trust
Series 2025-3A, Class C, 4.68%, 07/15/2031 (A)	12,500,000	12,595,531
Total Asset-Backed Securities (Cost $285,369,961)		287,002,533
MORTGAGE-BACKED SECURITIES - 10.6%
20 Times Square Trust
Series 2018-20TS, Class C, 3.10% (C), 05/15/2035 (A)	2,550,000	2,390,625
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E, 1-Month Term SOFR + 2.42%, 6.09% (C), 09/15/2034 (A)	$ 4,630,000	$ 4,589,512
Alternative Loan Trust
Series 2005-14, Class 4A1, 1-Month Term SOFR + 0.55%, 4.23% (C), 05/25/2035	441,467	421,689
Series 2006-OC1, Class 2A3A, 1-Month Term SOFR + 0.75%, 4.43% (C), 03/25/2036	656,956	626,001
American Home Mortgage Assets Trust
Series 2007-2, Class A1, 1-Month Term SOFR + 0.24%, 3.91% (C), 03/25/2047	201,860	182,918
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (C), 01/25/2070 (A)	6,173,252	6,244,233
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM, 3.47%, 11/05/2032 (A)	5,000,000	4,756,032
Series 2019-BPR, Class CNM, 3.72% (C), 11/05/2032 (A)	3,970,000	3,716,739
BBCMS Mortgage Trust
Series 2018-TALL, Class C, 1-Month Term SOFR + 1.32%, 5.00% (C), 03/15/2037 (A)	7,065,000	6,394,517
Series 2018-TALL, Class E, 1-Month Term SOFR + 2.63%, 6.32% (C), 03/15/2037 (A)	850,000	714,217
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (C), 02/25/2064 (A)	5,455,655	5,509,972
Series 2024-NQM3, Class A1, 6.19% (C), 03/25/2064 (A)	830,233	840,394
Series 2024-NQM7, Class A1, 5.55% (C), 10/27/2064 (A)	4,148,023	4,186,115
Series 2025-NQM1, Class A1, 5.60% (C), 12/25/2064 (A)	5,263,128	5,316,484
BX Trust
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (A)	7,222,000	7,344,635
BXP Trust
Series 2017-CQHP, Class D, 1-Month Term SOFR + 2.05%, 5.73% (C), 11/15/2034 (A)	1,825,000	1,277,500
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10% (C), 12/13/2040 (A)	7,420,000	7,490,614
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, 1-Month Term SOFR + 0.38%, 4.06% (C), 04/25/2035	49,233	47,020
Series 2006-3, Class 3A1, 1-Month Term SOFR + 0.61%, 4.29% (C), 02/25/2036	1,178,566	1,079,500
CIM Trust
Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (A)	3,322,061	3,081,575
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (C), 01/25/2035 (A)	$ 22,417	$ 22,049
Series 2015-PS1, Class A1, 3.75% (C), 09/25/2042 (A)	137,100	133,881
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (C), 04/25/2069 (A)	2,094,308	2,117,479
Series 2024-3, Class A1, 6.39% (C), 06/25/2069 (A)	7,082,651	7,192,897
Series 2024-4, Class A1, 5.95% (C), 07/25/2069 (A)	3,692,179	3,739,012
Series 2024-5, Class A1, 5.12% (C), 08/25/2069 (A)	8,717,963	8,753,896
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (C), 11/25/2070 (A)	9,378,656	9,423,129
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (C), 01/25/2060 (A)	8,660,675	7,864,175
Series 2021-RPL2, Class A1A, 1.11% (C), 01/25/2060 (A)	5,887,268	5,026,375
Series 2021-RPL3, Class A1, 2.00% (C), 01/25/2060 (A)	2,591,978	2,303,374
Series 2021-RPL6, Class A1, 2.00% (C), 10/25/2060 (A)	2,769,294	2,525,409
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (C), 11/13/2042 (A)	4,438,000	4,429,175
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (C), 01/25/2059 (A)	1,584,102	1,598,930
Series 2025-NQM6, Class A1, 4.94% (C), 10/25/2070 (A)	8,587,639	8,607,257
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1, 1-Month Term SOFR + 0.24%, 3.91% (C), 05/25/2037	134,120	59,525
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (C), 01/13/2040 (A)	7,060,000	7,317,633
ILPT Trust
Series 2019-SURF, Class C, 4.29% (C), 02/11/2041 (A)	1,930,000	1,890,398
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.37% (C), 08/25/2037	500,325	349,181
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class CFX, 3.27%, 01/16/2037 (A)	2,675,000	1,805,625
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	4,120,000	3,974,894
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1, 4.40% (C), 03/25/2036	542,456	287,542
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (C), 04/25/2055 (A)	$ 1,310,924	$ 1,264,522
Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (A)	166,795	165,247
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (C), 07/25/2060 (A)	2,237,478	2,062,185
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (C), 10/25/2069 (A)	2,156,306	2,113,836
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.75% (C), 11/26/2035 (A)	194,729	190,492
Series 2017-1A, Class A1, 4.00% (C), 02/25/2057 (A)	985,960	967,672
Series 2017-2A, Class A3, 4.00% (C), 03/25/2057 (A)	3,447,874	3,373,320
Series 2017-3A, Class A1, 4.00% (C), 04/25/2057 (A)	330,526	322,414
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (A)	202,449	201,602
Series 2018-RPL1, Class A1, 3.50% (C), 12/25/2057 (A)	1,766,949	1,727,333
Series 2019-2A, Class A1, 4.25% (C), 12/25/2057 (A)	821,083	812,483
Series 2019-3A, Class A1A, 3.75% (C), 11/25/2058 (A)	2,441,368	2,375,859
Series 2019-4A, Class A1B, 3.50% (C), 12/25/2058 (A)	2,884,620	2,727,529
Series 2019-5A, Class A1B, 3.50% (C), 08/25/2059 (A)	3,222,009	3,073,601
Series 2019-6A, Class A1B, 3.50% (C), 09/25/2059 (A)	2,293,264	2,195,949
Series 2019-RPL2, Class A1, 3.25% (C), 02/25/2059 (A)	2,268,739	2,220,656
Series 2020-1A, Class A1B, 3.50% (C), 10/25/2059 (A)	3,129,404	2,961,281
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (A)	6,051,441	6,057,682
Series 2024-NQM14, Class A1, 4.94% (C), 09/25/2064 (A)	4,278,113	4,291,921
Series 2024-NQM3, Class A1, 6.13% (C), 12/25/2063 (A)	5,562,840	5,624,668
Series 2024-NQM4, Class A1, 6.07% (C), 01/25/2064 (A)	972,415	982,342
Series 2024-NQM5, Class A1, 5.99% (C), 01/25/2064 (A)	1,180,076	1,193,973
Series 2024-NQM6, Class A1, 6.45% (C), 02/25/2064 (A)	2,480,705	2,518,410
Series 2024-NQM8, Class A1, 6.23% (C), 05/25/2064 (A)	3,819,469	3,873,135
Series 2025-NQM18, Class A1, 5.06% (C), 09/25/2065 (A)	7,678,968	7,726,963
Series 2025-NQM2, Class A1, 5.60% (C), 11/25/2064 (A)	3,783,791	3,828,338
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1, 1-Month Term SOFR + 0.65%, 4.33% (C), 02/25/2046	$ 2,033,992	$ 716,295
Series 2007-QH5, Class AI1, 1-Month Term SOFR + 0.53%, 4.21% (C), 06/25/2037	88,457	55,059
Residential Asset Securitization Trust
Series 2004-A4, Class A11, 5.50%, 08/25/2034	986,731	956,625
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (C), 06/25/2057 (A)	693,836	682,930
Series 2017-6, Class A1, 2.75% (C), 10/25/2057 (A)	2,724,034	2,689,980
Series 2018-2, Class A1, 3.25% (C), 03/25/2058 (A)	352,098	349,109
Series 2018-4, Class A1, 3.00% (C), 06/25/2058 (A)	2,265,426	2,164,652
Series 2018-5, Class A1A, 3.25% (C), 07/25/2058 (A)	218,136	216,414
Series 2019-1, Class A1, 3.75% (C), 03/25/2058 (A)	4,289,336	4,189,335
Series 2019-4, Class A1, 2.90% (C), 10/25/2059 (A)	1,432,931	1,385,196
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	7,240,334	6,635,164
Series 2022-1, Class A1, 3.75% (C), 07/25/2062 (A)	2,976,950	2,856,137
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,771,643	5,607,181
VEGAS Trust
5.52%, 11/10/2039 (A)	11,850,000	11,983,527
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (C), 09/25/2069 (A)	7,470,430	7,503,254
Total Mortgage-Backed Securities (Cost $263,638,207)		258,476,399
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.7%
Federal Home Loan Mortgage Corp.
5.50%, 04/01/2053 - 07/01/2053	17,857,718	18,159,208
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.19%, 07/25/2027	5,857,000	5,806,942
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	234,628	29,909
Federal National Mortgage Association
4.50%, 08/01/2052	6,071,416	5,972,392
5.00%, 03/01/2053 - 02/01/2054	28,266,597	28,407,975
5.50%, 03/01/2053	6,373,390	6,494,198
6.00%, 06/01/2054	8,385,541	8,609,058
Uniform Mortgage-Backed Security, TBA
2.00%, 02/01/2056 (E)	61,000,000	49,473,254
2.50%, 02/01/2056 (E)	31,316,000	26,577,035
5.50%, 02/01/2056 (E)	61,224,000	62,075,657
Total U.S. Government Agency Obligations (Cost $209,837,380)		211,605,628
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036	$ 4,518,000	$ 4,719,955
Cote d'Ivoire - 0.3%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	5,813,000	6,271,897
Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	747,772
6.60%, 06/01/2036 (A)	5,006,000	5,228,767
		5,976,539
Ecuador - 0.1%
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	100,639
5.00% (H), 07/31/2040 (A)	435,840	359,568
6.90%, 07/31/2035 (A)	740,626	674,710
		1,134,917
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	3,380,000	3,328,479
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	2,400,000	2,475,468
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,830,518
Total Foreign Government Obligations (Cost $25,959,788)		26,737,773
LOAN ASSIGNMENT - 0.0% *
Software - 0.0% *
Rackspace Finance LLC 1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.11% (C), 05/15/2028	300,662	297,204
Total Loan Assignment (Cost $286,685)		297,204
COMMERCIAL PAPER - 5.4%
Banks - 1.0%
Credit Agricole Corporate & Investment Bank SA
3.89% (I), 03/12/2026	2,950,000	2,937,840
Sheffield Receivables Co. LLC
4.10% (I), 02/19/2026 (A)	21,000,000	20,956,503
		23,894,343
Capital Markets - 0.5%
Lexington Parker Capital Co. LLC
3.88% (I), 04/22/2026 (A)	10,550,000	10,459,165
Verto Capital I Compartment A
4.06% (I), 03/04/2026 (A)	1,000,000	996,460
		11,455,625
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services - 3.9%
Alinghi Funding Co. LLC
3.84% (I), 04/28/2026 (A)	$ 10,000,000	$ 9,909,507
Anglesea Funding LLC
4.02% (I), 02/10/2026 (A)	21,000,000	20,976,266
Columbia Funding Co. LLC
4.11% (I), 03/17/2026 (A)	5,000,000	4,976,110
Liberty Street Funding LLC
4.02% (I), 03/02/2026 (A)	4,700,000	4,684,901
LMA-Americas LLC
4.08% (I), 02/05/2026 (A)	1,200,000	1,199,263
Mainbeach Funding LLC
4.08% (I), 03/02/2026 (A)	300,000	299,031
Manhattan Asset Funding Co. LLC
3.82% (I), 05/15/2026 (A)	2,850,000	2,818,994
MUFG Securities Canada Ltd.
3.88% (I), 04/22/2026 (A)	24,000,000	23,793,562
Versailles Commercial Paper LLC
3.85% (I), 04/06/2026	740,000	734,888
3.87% (I), 04/06/2026	19,000,000	18,868,748
Verto Capital I Compartment A
3.89% (I), 04/29/2026 (A)	500,000	495,240
Victory Receivables Corp.
3.91% (I), 03/13/2026 (A)	6,000,000	5,973,750
		94,730,260
Total Commercial Paper (Cost $130,084,055)		130,080,228
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bills 3.64% (I), 04/16/2026	11,133,000	11,051,932
Total Short-Term U.S. Government Obligation (Cost $11,050,384)		11,051,932

	Shares	Value
OTHER INVESTMENT COMPANY - 1.6%
Securities Lending Collateral - 1.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.67% (I)	38,544,325	38,544,325
Total Other Investment Company (Cost $38,544,325)		38,544,325
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 2.7%
Fixed Income Clearing Corp.,
1.35% (I), dated 01/30/2026, to be
repurchased at $65,077,107 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $66,371,375.
$ 65,069,787	$ 65,069,787
Total Repurchase Agreement (Cost $65,069,787)	65,069,787
Total Investments (Cost $2,654,462,508)	2,624,929,614
Net Other Assets (Liabilities) - (8.1)%	(197,673,149)
Net Assets - 100.0%	$ 2,427,256,465
INVESTMENT VALUATION:

Valuation Inputs (J)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$1,058,337,844	$—	$1,058,337,844
U.S. Government Obligations	—	537,725,961	—	537,725,961
Asset-Backed Securities	—	287,002,533	—	287,002,533
Mortgage-Backed Securities	—	258,476,399	—	258,476,399
U.S. Government Agency Obligations	—	211,605,628	—	211,605,628
Foreign Government Obligations	—	26,737,773	—	26,737,773
Loan Assignment	—	297,204	—	297,204
Commercial Paper	—	130,080,228	—	130,080,228
Short-Term U.S. Government Obligation	—	11,051,932	—	11,051,932
Other Investment Company	38,544,325	—	—	38,544,325
Repurchase Agreement	—	65,069,787	—	65,069,787
Total Investments	$38,544,325	$2,586,385,289	$—	$2,624,929,614
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $1,007,852,073, representing 41.5% of the Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $38,038,963, collateralized by cash collateral of $38,544,325 and non-cash collateral, such as U.S. government securities of $294,320. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(F)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(G)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $6,703,961, representing
0.3% of the Fund's net assets.

(H)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2026; the maturity date disclosed is the ultimate maturity date.
Transamerica Funds

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(I)	Rate disclosed reflects the yield at January 31, 2026.
(J)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds